DEBT - Borrowings from Banks and Other Financial Institutions (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Debt	€ 2,884,220	€ 3,351,888	€ 2,477,186
Total borrowings from banks and other financial institutions
Disclosure of detailed information about borrowings [line items]
Debt	€ 428,021	414,633	€ 290,930
Borrowings, weighted average interest rate	265.93%
Total borrowings from banks and other financial institutions | FFS Inc. | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.83%
January 2026 (4) | Ferrari N.V.
Disclosure of detailed information about borrowings [line items]
Debt	€ 37,970	84,115
March 2026 | Ferrari N.V.
Disclosure of detailed information about borrowings [line items]
Debt	8,336	41,682
April 2026 | Ferrari N.V.
Disclosure of detailed information about borrowings [line items]
Debt	100,452	0
January 2027 | Ferrari N.V.
Disclosure of detailed information about borrowings [line items]
Debt	75,361	75,497
December 2028 | Ferrari N.V.
Disclosure of detailed information about borrowings [line items]
Debt	150,130	150,143
April 2026 | FFS Inc.
Disclosure of detailed information about borrowings [line items]
Debt	55,769	63,181
Borrowings From Bank | Ferrari S.p.A.
Disclosure of detailed information about borrowings [line items]
Debt	€ 3	€ 15